Organization and Business Overview (Tables)	12 Months Ended
Nov. 30, 2023
Organization and Business Overview [Abstract]
Schedule of Subsidiary of Limited Liability Company	During the years ended November 30, 2023, 2022 and 2021, the Company has direct interests in the following subsidiaries:
Name	Place and date of formation	Issued ordinary share capital	Ownership	Principal activity
Intelligent Joy Limited (“IJL”)	Hong Kong, October 24, 2016	HK$2,010,003	100% owned by IGL	Financial PR services
Intelligent Tech Limited (“ITL”)	Hong Kong, June 16, 2018	HK$100	100% owned by IGL	Financial PR services